Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Measurements
Summary of assets and liabilities measured at fair value on a recurring basis

	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Successor
June 30, 2014
Derivative liabilities	$4,050	$—	$4,050	$—

	$4,050	$—	$4,050	$—

Predecessor
December 31, 2013
Derivative liabilities	$8,348	$—	$8,348	$—

	$8,348	$—	$8,348	$—

Schedule of the effect on Condensed Consolidated Financial Statements of non-recurring impairment charges and fair value adjustments recorded to flight equipment

	Predecessor
	Book Value at December 31, 2013	Impairment Charges	Reclassifications and Other Adjustments		Sales	Depreciation	Book Value at May 13, 2014
	(Dollars in thousands)
Flight equipment	$119,238	$(49,247)	$(45,795)		$—	$(3,020)	$21,176
Lease receivables and other assets	1,168	—	12,614		(369)	—	13,413
Net investment in finance and sales-type leases	—	—	37,027		—	—	37,027

Total	$120,406	$(49,247)	$3,846	(a)	$(369)	$(3,020)	$71,616

(a)
Represents collections and prepaid lease costs applied against the finance and sales-type leases.

Schedule of fair value, valuation technique and related unobservable inputs for flight equipment for which non-recurring impairment charges and fair value adjustments were recorded

Predecessor
	Fair Value	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
(Dollars in millions)
Flight Equipment	$67.8	Income Approach	Discount Rate	12.0% - 16.5% (13.2)%

			Remaining Holding Period	0 - 8 years (4 years )
			Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value	0 - 100% (55)%

Schedule of carrying amounts and fair values of significant financial instruments

	Successor
	June 30, 2014
	Book Value		Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Assets
Cash and cash equivalents, including Restricted cash	$1,916,585	(a)	$1,916,585	$1,916,585	$—	$—
Notes receivable	78,097		80,372	—	80,372	—

	$1,994,682		$1,996,957	$1,916,585	$80,372	$—

Liabilities
Debt financings	$25,743,723		$25,892,529	$—	$25,892,529	$—
Derivative liabilities	4,050		4,050	—	4,050	—
Guarantees	133,525		133,525	—	—	133,525

	$25,881,298		$26,030,104	$—	$25,896,579	$133,525

(a)
Includes restricted cash of $546.7 million as of June 30, 2014.

	Predecessor
	December 31, 2013
	Book Value		Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Assets
Cash and cash equivalents, including Restricted cash	$1,816,229	(a)	$1,816,229	$188,263	$1,627,966	$—
Notes receivable	18,146		19,686	—	19,686	—

	$1,834,375		$1,835,915	$188,263	$1,647,652	$—

Liabilities
Debt financings	$21,440,857		$22,963,578	$—	$22,963,578	$—
Derivative liabilities	8,348		8,348	—	8,348	—
Guarantees	128,750		119,645	—	—	119,645

	$21,577,955		$23,091,571	$—	$22,971,926	$119,645

(a)
Includes restricted cash of $464.8 million as of December 31, 2013.